UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class B [Member] Common Stock [Member]	Class A ordinary shares Common Stock [Member]
Beginning Balance at Aug. 27, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (in Shares) at Aug. 27, 2020				0	0
Accretion of/Increase in Class A ordinary shares subject to possible redemption	(17,541,676)	(574,563)	(16,967,113)
Net income (loss)	(9,090,842)		(9,090,842)
Ending Balance at Dec. 31, 2020	(26,057,518)	0	(26,057,955)	$ 437	$ 0
Ending Balance (in Shares) at Dec. 31, 2020				4,375,000	0
Issuance of Class B ordinary shares to Sponsor, Shares				5,031,250
Issuance of Class B ordinary shares to Sponsor, Value	25,000	24,497		$ 503
Excess of cash received over fair value of private placement warrants	550,000	550,000
Forfeiture of Class B ordinary shares, Shares				(656,250)
Forfeiture of Class B ordinary shares, Value		66		$ (66)
Net income (loss)	3,500,152		3,500,152
Ending Balance at Mar. 31, 2021	(22,557,366)	0	(22,557,803)	$ 437	$ 0
Ending Balance (in Shares) at Mar. 31, 2021				4,375,000	0
Beginning Balance at Dec. 31, 2020	(26,057,518)	0	(26,057,955)	$ 437	$ 0
Beginning Balance (in Shares) at Dec. 31, 2020				4,375,000	0
Net income (loss)	5,461,619
Ending Balance at Jun. 30, 2021	(20,595,899)	0	(20,596,336)	$ 437	$ 0
Ending Balance (in Shares) at Jun. 30, 2021				4,375,000	0
Beginning Balance at Dec. 31, 2020	(26,057,518)	0	(26,057,955)	$ 437	$ 0
Beginning Balance (in Shares) at Dec. 31, 2020				4,375,000	0
Net income (loss)	(3,656,255)		(3,656,255)
Ending Balance at Dec. 31, 2021	(29,308,773)	0	(29,309,210)	$ 437	$ 0
Ending Balance (in Shares) at Dec. 31, 2021				4,375,000	0
Excess of cash received over fair value of private placement warrants	405,000	405,000
Recovery of accretion recognized against accumulated deficit		(405,000)	405,000
Beginning Balance at Mar. 31, 2021	(22,557,366)	0	(22,557,803)	$ 437	$ 0
Beginning Balance (in Shares) at Mar. 31, 2021				4,375,000	0
Net income (loss)	1,961,467		1,961,467
Ending Balance at Jun. 30, 2021	(20,595,899)	0	(20,596,336)	$ 437	$ 0
Ending Balance (in Shares) at Jun. 30, 2021				4,375,000	0
Beginning Balance at Dec. 31, 2021	(29,308,773)	0	(29,309,210)	$ 437	$ 0
Beginning Balance (in Shares) at Dec. 31, 2021				4,375,000	0
Net income (loss)	7,235,727		7,235,727
Ending Balance at Mar. 31, 2022	(22,073,046)	0	(22,073,483)	$ 437	$ 0
Ending Balance (in Shares) at Mar. 31, 2022				4,375,000	0
Beginning Balance at Dec. 31, 2021	(29,308,773)	0	(29,309,210)	$ 437	$ 0
Beginning Balance (in Shares) at Dec. 31, 2021				4,375,000	0
Net income (loss)	4,578,038
Ending Balance at Jun. 30, 2022	(24,991,523)	0	(24,991,960)	$ 437	$ 0
Ending Balance (in Shares) at Jun. 30, 2022				4,375,000	0
Beginning Balance at Mar. 31, 2022	(22,073,046)	0	(22,073,483)	$ 437	$ 0
Beginning Balance (in Shares) at Mar. 31, 2022				4,375,000	0
Accretion of/Increase in Class A ordinary shares subject to possible redemption	(260,788)		(260,788)
Net income (loss)	(2,657,689)		(2,657,689)
Ending Balance at Jun. 30, 2022	$ (24,991,523)	$ 0	$ (24,991,960)	$ 437	$ 0
Ending Balance (in Shares) at Jun. 30, 2022				4,375,000	0